CONVERTIBLE NOTES PAYABLE AND NOTE PAYABLE (Details 1)	Jun. 30, 2021 USD ($)
CONVERTIBLE NOTES PAYABLE AND NOTES PAYABLE
Accrued interest expense	$ 385,803
Convertible notes payable	401,469
Extinguishable debt	$ 787,272